SCHEDULE OF GEOGRAPHICAL OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Revenues, net	$ 3,214,991		$ 18,983,787	$ 22,853	$ 10,297,778	$ 1,930,291
Property and equipment, net	1,150		1,150		2,200	2,268
CHINA
Revenues, net			18,983,787	$ 22,853	10,297,778	5,998
Property and equipment, net	$ 1,150		$ 1,150		2,200
North America [Member]
Revenues, net						1,924,293
Property and equipment, net						$ 2,268